UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      King Street Capital Management, L.P.
           ---------------------------------------------------
Address:   65 East 55th Street, 30th Floor
           ---------------------------------------------------
           New York, New York 10022
           ---------------------------------------------------

Form 13F File Number: 028-10356
                      -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian J. Higgins
        --------------------------------------------------------------------
Title:  Managing Member, King Street Capital Management GP, L.L.C.,
        the General Partner of King Street Capital Management, L.P.
        --------------------------------------------------------------------
Phone:  (212) 812-3100
        --------------------------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Brian J. Higgins                  New York, New York      August 12, 2011
---------------------------------  ------------------------  -----------------
      [Signature]                         [City, State]            [Date]

Report  Type  (Check  only  one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              40

Form 13F Information Table Value Total:  $      545,720
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.           13F File Number                Name

1.            028-13287           KING STREET CAPITAL MASTER FUND, LTD.

2.            028-10355           BRIAN J. HIGGINS

3.            028-10357           O. FRANCIS BIONDI, JR.

4.            028-13990           KING STREET CAPITAL, L.P.


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                                                  FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------------------
          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ---------------------- ---------- -------- -----------------------
                                                                                                              VOTING AUTHORITY
---------------------------- ---------------- --------- -------- ---------------------- ---------- -------- -----------------------
                                                          VALUE     SHRS OR   SH/  PUT  INVESTMENT   OTHER
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
---------------------------- ---------------- --------- -------- -----------  ---  ---- ---------- --------  ----  ---------  ----
ALASKA AIR GROUP INC         COM              011659909   13,162     191,700       CALL DEFINED    1, 2, 3
ALASKA AIR GROUP INC         COM              011659909    6,063      88,300       CALL DEFINED    2, 3, 4
BANK OF AMERICA CORPORATION  COM              060505104   37,702   3,440,000  SH        DEFINED    1, 2, 3         3,440,000
BANK OF AMERICA CORPORATION  COM              060505104   17,098   1,560,000  SH        DEFINED    2, 3, 4         1,560,000
FIFTH THIRD BANCORP          COM              316773100   13,287   1,042,126  SH        DEFINED    1, 2, 3         1,042,126
FIFTH THIRD BANCORP          COM              316773100    5,838     457,874  SH        DEFINED    2, 3, 4           457,874
GENERAL MARITIME CORP NEW    SHS              Y2693R101    2,349   1,740,000  SH        DEFINED    1, 2, 3         1,740,000
GENERAL MARITIME CORP NEW    SHS              Y2693R101    1,026     760,000  SH        DEFINED    2, 3, 4           760,000
GENERAL MTRS CO              COM              37045V100    1,108      36,507  SH        DEFINED    1, 2, 3            36,507
GENERAL MTRS CO              COM              37045V100      412      13,570  SH        DEFINED    2, 3, 4            13,570
GENERAL MTRS CO              *W EXP 07/10/201 37045V118      710      33,188  SH        DEFINED    1, 2, 3            33,188
GENERAL MTRS CO              *W EXP 07/10/201 37045V118      264      12,336  SH        DEFINED    2, 3, 4            12,336
GENERAL MTRS CO              *W EXP 07/10/201 37045V126      529      33,188  SH        DEFINED    1, 2, 3            33,188
GENERAL MTRS CO              *W EXP 07/10/201 37045V126      197      12,336  SH        DEFINED    2, 3, 4            12,336
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6   13,994  24,602,000  PRN       DEFINED    1, 2, 3        24,602,000
LIBERTY MEDIA CORP           DEB 4.000%11/1   530715AG6    5,630   9,898,000  PRN       DEFINED    2, 3, 4         9,898,000
LIBERTY MEDIA CORP           DEB 3.750% 2/1   530715AL5   60,597 109,410,000  PRN       DEFINED    1, 2, 3       109,410,000
LIBERTY MEDIA CORP           DEB 3.750% 2/1   530715AL5   24,112  43,535,000  PRN       DEFINED    2, 3, 4        43,535,000
LIZ CLAIBORNE INC            COM              539320901    3,728     700,000       CALL DEFINED    1, 2, 3
LIZ CLAIBORNE INC            COM              539320901    1,598     300,000       CALL DEFINED    2, 3, 4
MASCO CORP                   COM              574599906    6,110     507,500       CALL DEFINED    1, 2, 3
MASCO CORP                   COM              574599906    2,920     242,500       CALL DEFINED    2, 3, 4
MGIC INVT CORP WIS           NOTE 5.000% 5/0  552848AD5   30,238  33,975,000  PRN       DEFINED    1, 2, 3        33,975,000
MGIC INVT CORP WIS           NOTE 5.000% 5/0  552848AD5   14,262  16,025,000  PRN       DEFINED    2, 3, 4        16,025,000
MPG OFFICE TR INC            COM              553274101    3,184   1,113,125  SH        DEFINED    1, 2, 3         1,113,125
MPG OFFICE TR INC            COM              553274101    1,464     511,875  SH        DEFINED    2, 3, 4           511,875
PANDORA MEDIA INC            COM              698354107   70,251   3,715,011  SH        DEFINED    1, 2, 3         3,715,011
PANDORA MEDIA INC            COM              698354107   33,824   1,788,709  SH        DEFINED    2, 3, 4         1,788,709
PNC FINL SVCS GROUP INC      COM              693475105   24,500     411,000  SH        DEFINED    1, 2, 3           411,000
PNC FINL SVCS GROUP INC      COM              693475105   11,266     189,000  SH        DEFINED    2, 3, 4           189,000
STANDARD PAC CORP NEW        COM              85375C101      339     521,250  SH        DEFINED    1, 2, 3           521,250
STANDARD PAC CORP NEW        COM              85375C101      149     228,750  SH        DEFINED    2, 3, 4           228,750
STERLING FINL CORP WASH      COM NEW          859319303   33,449   2,081,441  SH        DEFINED    1, 2, 3         2,081,441
STERLING FINL CORP WASH      COM NEW          859319303   14,335     892,046  SH        DEFINED    2, 3, 4           892,046
UNITED CMNTY BKS BLAIRSVLE   COM NEW          90984P303   31,980   3,028,420  SH        DEFINED    1, 2, 3         3,028,420
UNITED CMNTY BKS BLAIRSVLE   COM NEW          90984P303   14,706   1,392,630  SH        DEFINED    2, 3, 4         1,392,630
VALERO ENERGY CORP NEW       COM              91913Y900   26,325   1,027,500       CALL DEFINED    1, 2, 3
VALERO ENERGY CORP NEW       COM              91913Y900   12,105     472,500       CALL DEFINED    2, 3, 4
WASHINGTON FED INC           *W EXP 11/14/201 938824117    3,492     633,831  SH        DEFINED    1, 2, 3           633,831
WASHINGTON FED INC           *W EXP 11/14/201 938824117    1,419     257,580  SH        DEFINED    2, 3, 4           257,580
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